Financial Risk Management Objectives and Policies - Narrative (Details)	Dec. 31, 2025	Dec. 31, 2024
Customer Risk | Ten Largest Customers
Disclosure of nature and extent of risks arising from financial instruments [line items]
Customer concentration risk (as a percent)	72.30%	80.10%